20. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
20. COMMITMENTS AND CONTINGENCIES

Litigation

On or about January 25, 2010, an action was filed by Tom David against Winterman Group Limited, Dolphin Digital Media (Canada) Ltd., Malcolm Stockdale and Sara Stockdale in the Superior Court of Justice in Ontario (Canada) alleging breach of a commercial lease and breach of a personal guaranty. On or about March 18, 2010, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale filed a Statement of Defense and Crossclaim. In the Statement of Defense, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale denied any liability under the lease and guaranty. In the Crossclaim filed against Dolphin Digital Media (Canada) Ltd., Winterman Group Limited, Malcolm Stockdale and Sara Stockdale seek contribution or indemnity against Dolphin Digital Media (Canada) Ltd. alleging that Dolphin Digital Media (Canada) agreed to relieve Winterman Group Limited, Malcolm Stockdale and Sara Stockdale from any and all liability with respect to the lease or the guaranty. On or about March 19, 2010, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale filed a Third-Party Claim against the Company seeking contribution or indemnity against the Company, formerly known as Logica Holdings, Inc., alleging that the Company agreed to relieve Winterman Group Limited, Malcolm Stockdale and Sara Stockdale from any and all liability with respect to the lease or the guaranty. The Third-Party Claim was served on the Company on April 6, 2010. On or about April 1, 2010, Dolphin Digital Media (Canada) filed a Statement of Defense and Crossclaim. In the Statement of Defense, Dolphin Digital Media (Canada) denied any liability under the lease and in the Crossclaim against Winterman Group Limited, Malcolm Stockdale and Sara Stockdale, Dolphin Digital Media (Canada) seeks contribution or indemnity against Winterman Group Limited, Malcolm Stockdale and Sara Stockdale alleging that the leased premises were used by Winterman Group Limited, Malcolm Stockdale and Sara Stockdale for their own use. On or about April 1, 2010, Dolphin Digital Media (Canada) also filed a Statement of Defense to the Crossclaim denying any liability to indemnify Winterman Group Limited, Malcolm Stockdale and Sara Stockdale. The ultimate results of these proceedings against the Company cannot be predicted with certainty. On or about March 12, 2012, the Court served a Status Notice on all the parties indicating that since more than (2) years had passed since a defense in the action had been filed, the case had not been set for trial and the case had not been terminated, the case would be dismissed for delay unless action was taken within ninety (90) days of the date of service of the notice. The Company has not filed for a motion to dismiss and no further action has been taken in the case. The ultimate results of these proceedings against the Company could result in a loss ranging from 0 to $325,000. On March 23, 2012, Dolphin Digital Media (Canada) Ltd filed for bankruptcy in Canada. The bankruptcy will not protect the Company from the Third-Party Claim filed against it. However, the Company has not accrued for this loss because it believes that the claims against it are without substance and it is not probable that they will result in loss. As of September 30, 2017, the Company has not received any other notifications related to this action.

A putative class action was filed on May 5, 2017, in the United States District Court for the Southern District of Florida by Kenneth and Emily Reel on behalf of a purported nationwide class of individuals who attended the Fyre Music Festival, or the Fyre Festival, in the Bahamas on April 28-30, 2017. The complaint names several defendants, including 42West, along with the organizers of the Fyre Festival, Fyre Media Inc. and Fyre Festival LLC, individuals related to Fyre and another entity called Matte Projects LLC. The complaint alleges that the Fyre Festival was promoted by Fyre as a luxurious experience through an extensive marketing campaign orchestrated by Fyre and executed with the assistance of outside marketing companies, 42West and Matte, but that the reality of the festival did not live up to the luxury experience that it was represented to be. The plaintiffs assert claims for fraud, negligent misrepresentation and for violation of several states’ consumer protection laws. The plaintiffs seek to certify a nationwide class action comprised of “All persons or entities that purchased a Fyre Festival 2017 ticket or package or that attended, or planned to attend, Fyre Festival 2017” and seek damages in excess of $5,000,000 on behalf of themselves and the class. The plaintiffs sought to consolidate this action with five other class actions also arising out of the Fyre Festival (to which 42West is not a party) in a Multi District Litigation proceeding, which request was denied by the panel. We believe the claims against 42West are without merit and that we have strong defenses to the claims.

Tax Filings

The Company accrued $120,000 for estimated penalties associated with not filing certain information returns. The penalties per return are $10,000 per entity per year. The Company received notification from the Internal Revenue Service concerning information returns for the year ended December 31, 2009. The Company responded with a letter stating reasonable cause for the noncompliance and requested that penalties be abated. During 2012, the Company received a notice stating that the reasonable cause had been denied. The Company decided to pay the penalties and not appeal the decision for the 2009 Internal Revenue Service notification. There is no associated interest expense as the tax filings are for information purposes only and would not result in further income taxes to be paid by the Company. The Company made payments in the amount of $40,000 during the year ended December 31, 2012 related to these penalties. At each of September 30, 2017 and December 31, 2016, the Company had a remainder of $40,000 in accruals related to these late filing penalties which is presented as a component of other current liabilities.

Kids Club

Effective February 1, 2017, the Company notified US Youth Soccer Association, Inc., with whom it had entered into an agreement to create, design and host the US Youth Soccer Clubhouse website, that it would not renew the agreement. The Company did not record any revenues or expenses related to this website for the three and nine months ended September 30, 2017 and 2016.

On July 1, 2016, the Company and United Way Worldwide mutually agreed to terminate the agreement and agreement create and host an online kids club to promote United Way’s philanthropic philosophy and encourage literacy programs. Pursuant to the terms of the agreement the Company was responsible for the creation and marketing of the website, developing and managing the sponsorship package, and hiring of certain employees to administer the program. Each school sponsorship package was $10,000 with the Company earning $1,250. The remaining funds were used for program materials and the costs of other partners. During the nine months ended September 30, 2017, management decided to discontinue the online kids clubs at the end of 2017.

The Company recorded revenues of $6,225 and $27,253 related to the online kids clubs during the three and nine months ended September 30, 2016. There were no revenues generated by the online kids clubs during the three and nine months ended September 30, 2017.

Incentive Compensation Plan

On June 29, 2017, the shareholders of the Company approved the 2017 Plan which replaced the 2012 Plan. The 2017 Plan was adopted as a flexible incentive compensation plan that would allow us to use different forms of compensation awards to attract new employees, executives and directors, to further the goal of retaining and motivating existing personnel and directors and to further align such individuals’ interests with those of the Company’s shareholders. Under the 2017 Plan, the total number of shares of Common Stock reserved and available for delivery under the 2017 Plan (the “Awards”), at any time during the term of the 2017 Plan, will be 1,000,000 shares of Common Stock. The 2017 Plan imposes individual limitations on the amount of certain Awards, in part with the intention to comply with Section 162(m) of the Code. Under these limitations, in any fiscal year of the Company during any part of which the 2017 Plan is in effect, no participant may be granted (i) stock options or stock appreciation rights with respect to more than 300,000 Shares, or (ii) performance shares (including shares of restricted stock, restricted stock units, and other stock based-awards that are subject to satisfaction of performance goals) that the Committee intends to be exempt from the deduction limitations under Section 162(m) of the Code, with respect to more than 300,000 Shares, in each case, subject to adjustment in certain circumstances. The maximum amount that may be paid out to any one participant as performance units that the Committee intends to be exempt from the deduction limitations under Section 162(m) of the Code, with respect to any 12-month performance period is $1,000,000 (pro-rated for any performance period that is less than 12 months), and with respect to any performance period that is more than 12 months, $2,000,000. Through August 21, 2017, the Company issued 59,320 Shares as Awards to certain employees. There is a vesting period of six months. Through September 30, 2017, the Company recorded compensation expense of $103,760 on its condensed consolidated statement of operations.

Employee Benefit Plan

The Company’s wholly owned subsidiary, 42West, has a 401(K) profit sharing plan that covers substantially all employees of 42West.  Contributions to the plan are at discretion of management. The Company’s contributions were approximately $58,848 and $206,916 for the three and nine months ended September 30, 2017, respectively.

Employment Contracts

During 2015, 42West entered into seven separate three-year employment contracts with senior level management employees. The contracts define each individual’s compensation, along with specific salary increases mid-way through the term of each contract. Each individual was also guaranteed a percentage of proceeds if 42West was sold during the term of their contract. The percentages vary by executive. Termination for cause, death or by the employee would terminate the Company’s commitment on each of the contracts. During the six months between the 42West Acquisition date (March 30, 2017) and September 30, 2017, one of the seven senior level management employees left the Company. On July 11, 2017, the Company entered into a three-year employment agreement with a senior level management employee. Per the terms of the employment agreement, the employee is entitled to a base salary with a guaranteed increase of at least 7.5% of the base salary after 18 months of employment and periodic reviews throughout the term of the employment agreement. The employment agreement contains provisions for termination as a result of death or disability and entitles the employee to bonuses, commission, vacations and to participate in all employee benefit plans offered by the Company.

As a condition to the closing of the 42West Acquisition described in note 4, each of the three Principal Sellers has entered into employment agreements (the “Employment Agreements”) with the Company and will continue as employees of the Company for a three-year term. Each of the Employment Agreements provides for a base salary with annual increases and bonuses if certain performance targets are met. In addition, the Employment Agreements grant each Principal Seller an annual stock bonus of $200,000 to be calculated using the 30-day trading average of the Company’s Common Stock. The Employment Agreements also contain provisions for termination and as a result of death or disability. During the term of the Employment Agreement, the Principal Sellers shall be entitled to participate in all employee benefit plans, practices and programs maintained by the Company as well as are entitled to paid vacation in accordance with the Company’s policy. Each of the Employment Agreements contains lock-up provisions pursuant to which each Principal Seller has agreed not to transfer any shares of Common Stock in the first year, no more than 1/3 of the Initial Consideration and Post-Closing Consideration received by such Seller in the second year and no more than an additional 1/3 of the Initial Consideration and Post-Closing Consideration received by such Seller in the third year, following the closing date of the 42West Acquisition.

Talent, Director, Producer and Other Participations

Per agreements with talent, directors and producers on certain projects, the Company will be responsible for bonus and back end payments upon release of a motion picture and achieving certain box office performance as determined by the individual agreements. The Company cannot estimate the amounts that will be due as these are based on future box office performance. In addition, payments may be due to the guarantor of the P&A loan of Max Steel from future domestic distribution revenues of the film. However, based on the information provided by our distributor, the motion picture is not expected to generate sufficient domestic distribution revenues to trigger these payments.As of September 30, 2017 and December 31, 2016, the Company had not recorded any liability related to these participations.

Leases

42West is obligated under an operating lease agreement for office space in New York, expiring in December 2026. The lease is secured by a standby letter of credit amounting to $677,354, and provides for increases in rent for real estate taxes and building operating costs. The lease also contains a renewal option for an additional five years.

42West is obligated under an operating lease agreement for office space in California, expiring in December 2021. The lease is secured by a cash security deposit of $44,788 and a standby letter of credit amounting to $100,000 at September 30, 2017. The lease also provides for increases in rent for real estate taxes and operating expenses, and contains a renewal option for an additional five years, as well as an early termination option effective as of February 1, 2019. Should the early termination option be executed, the Company will be subject to a termination fee in the amount of approximately $637,000. The Company does not expect to execute such option.

On November 1, 2011, the Company entered into a 60 month lease agreement for office space in Miami with an unrelated party. The lease expired on October 31, 2016 and the Company extended the lease until December 31, 2017 with substantially the same terms as the original lease.

On June 1, 2014, the Company entered into a 62 month lease agreement for office space in Los Angeles, California. The monthly rent is $13,746 with annual increases of 3% for years 1-3 and 3.5% for the remainder of the lease. The Company is also entitled to four half months of free rent over the life of the agreement. On June 1, 2017, the Company entered into an agreement to sublease the office space in Los Angeles, California. The sublease is effective June 1, 2017 through July 31, 2019 and the Company will receive (i) $14,891.50 per month for the first twelve months, with the first two months of rent abated and (ii) $15,338.25 per month for the remainder of the sublease.

Future minimum annual rent payments are as follows:

Period ended September 30, 2017
October 1, 2017 – December 31, 2017	$345,403
2018	1306,473
2019	1,329,613
2020	1,433,403
2021	1,449,019
Thereafter	4,675,844
$10,539,756

Rent expense, including escalation charges, amounted to approximately $292,415 and $924,389, respectively, for the three and nine months ended September 30, 2017.

Motion Picture Industry Pension Accrual

42West is a contributing employer to the Motion Picture Industry Pension Individual Account and Health Plans (collectively the “Plans”), two multiemployer pension funds and one multiemployer welfare fund, respectively, that are governed by the Employee Retirement Income Security Act of 1974, as amended. The Plans intend to conduct an audit of 42West’s books and records for the period June 7, 2011 through August 20, 2016 in connection with the alleged contribution obligations to the Plans. Based on a recent audit for periods prior to June 7, 2011, 42West expects that the Plan may seek to collect approximately $300,000 in pension plan contributions, health and welfare plan contributions and union once the audit is completed. The Company believes the exposure to be probable and has recognized this liability in other current liabilities on the condensed consolidated balance sheets as of September 30, 2017.

Litigation

On or about January 25, 2010, an action was filed by Tom David against Winterman Group Limited, Dolphin Digital Media (Canada) Ltd., Malcolm Stockdale and Sara Stockdale in the Superior Court of Justice in Ontario (Canada) alleging breach of a commercial lease and breach of a personal guaranty. On or about March 18, 2010, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale filed a Statement of Defense and Crossclaim. In the Statement of Defense, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale deny any liability under the lease and guaranty. In the Crossclaim filed against Dolphin Digital Media (Canada) Ltd., Winterman Group Limited, Malcolm Stockdale and Sara Stockdale seek contribution or indemnity against Dolphin Digital Media (Canada) Ltd. alleging that Dolphin Digital Media (Canada) agreed to relieve Winterman Group Limited, Malcolm Stockdale and Sara Stockdale from any and all liability with respect to the lease or the guaranty. On or about March 19, 2010, Winterman Group Limited, Malcolm Stockdale and Sara Stockdale filed a Third Party Claim against the Company seeking contribution or indemnity against the Company, formerly known as Logica Holdings, Inc., alleging that the Company agreed to relieve Winterman Group Limited, Malcolm Stockdale and Sara Stockdale from any and all liability with respect to the lease or the guaranty. The Third Party Claim was served on the Company on April 6, 2010. On or about April 1, 2010, Dolphin Digital Media (Canada) filed a Statement of Defense and Crossclaim. In the Statement of Defense, Dolphin Digital Media (Canada) denied any liability under the lease and in the Crossclaim against Winterman Group Limited, Malcolm Stockdale and Sara Stockdale, Dolphin Digital Media (Canada) seeks contribution or indemnity against Winterman Group Limited, Malcolm Stockdale and Sara Stockdale alleging that the leased premises were used by Winterman Group Limited, Malcolm Stockdale and Sara Stockdale for their own use. On or about April 1, 2010, Dolphin Digital Media (Canada) also filed a Statement of Defense to the Crossclaim denying any liability to indemnify Winterman Group Limited, Malcolm Stockdale and Sara Stockdale. The ultimate results of these proceedings against the Company cannot be predicted with certainty. On or about March 12, 2012, the Court served a Status Notice on all the parties indicating that since more than (2) years had passed since a defense in the action had been filed, the case had not been set for trial and the case had not been terminated, the case would be dismissed for delay unless action was taken within ninety (90) days of the date of service of the notice.  The Company has not filed for a motion to dismiss and no further action has been taken in the case. The ultimate results of these proceedings against the Company could result in a loss ranging from 0 to $325,000.  On March 23, 2012, Dolphin Digital Media (Canada) Ltd filed for bankruptcy in Canada.  The bankruptcy will not protect the Company from the Third Party Claim filed against it. However, the Company has not accrued for this loss because it believes that the claims against it are without substance and it is not probable that they will result in loss.  During the years ended December 31, 2016 and 2015, the Company has not received any other notifications related to this action.

Tax Filings

For the year ended December 31, 2011, the Company accrued $120,000 for estimated penalties associated with not filing certain information returns.  The penalties per return are $10,000 per entity per year.  We received notification from the Internal Revenue Service concerning information returns for the year ended December 31, 2009.  The Company responded with a letter stating reasonable cause for the noncompliance and requested that penalties be abated.  During 2012, we received a notice stating that the reasonable cause had been denied.  The Company decided to pay the penalties and not appeal the decision for the 2009 Internal Revenue Service notification.  There is no associated interest expense as the tax filings are for information purposes only and would not result in further income taxes to be paid by the Company.  The Company made payments in the amount of $40,000 during the year ended December 31, 2012 related to these penalties and $80,000 remains accrued. The Company has not received any other notifications related to these returns during the years ended December 31, 2016 and 2015. During the year ended December 31, 2014, the Company determined that the Statute of limitations for penalties to be assessed for not filing certain information returns on a timely basis had expired.  As such, the Company recorded $40,000 of other income and reduced its accrued liability related to these tax filings.

Kids Club

In February 2012, the Company entered into a five year agreement with US Youth Soccer Association, Inc. to create, design and host the US Youth Soccer Clubhouse website.  During 2012, the Company hired a third party to begin building the US Soccer Clubhouse website at a cost of $125,000.  The first two installments of $25,000 each were paid during 2012 and remaining payments were made monthly over a two year period once the website was delivered. The Company expensed the payments since it could not reasonably estimate future cash flows or revenues from the website development.  The Company decided not to renew the contract that expired on February 1, 2017.

In January 2013, the Company entered into an agreement with United Way Worldwide to create an online kids club to promote the organizations philanthropic philosophy and encourage literacy programs. Effective July 1, 2015, the two parties agreed to amend and restate the agreement. The agreement was for a period of three years from the effective date and was to be automatically renewed for successive terms of three years unless terminated by either party with written notice at least 180 day prior to the expiration of the initial or any subsequent term. On July 1, 2016, the Company and United Way Worldwide mutually agreed to terminate the agreement.  The Company intends to continue promoting the online kids club with the remaining partners and it does not anticipate any material change in the operations of the online kids club. Each school sponsorship package is $10,000 with the Company earning $1,250. The remaining funds are used for program materials and the costs of other partners.

The Company recorded revenues of $28,403 and $69,761 during the years ended December 31, 2016 and 2015, respectively, related to these agreements.

Incentive Compensation Plan

During the year ended December 31, 2012, the Company’s Board of Directors approved an Incentive Compensation Plan. The plan was enacted as a way of attracting and retaining exceptional employees and consultants by enabling them to share in the long term growth and financial success of the Company. The plan is administered by the Board of Directors or a committee designated by the Board of Directors. As part of an increase in authorized shares approved by the Board of Directors in 2012, 10,000,000 common shares were designated for this plan. No awards have been issued and, as such, the Company has not recorded any liability or equity related to this plan for the years ended December 31, 2016 and 2015.

Talent, Director and Producer Participations

Per agreements with talent, directors and producers on certain projects, the Company will be responsible for bonus and back end payments upon release of a motion picture and achieving certain box office performance as determined by the individual agreements. The Company cannot estimate the amounts that will be due as these are based on future box office performance. As of December 31, 2016 and 2015, the Company had not recorded any liability related to these participations.